Employee benefits (Details 6)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefits [Line Items]
Actuarial assumption of discount rates	4.642%	5.114%	4.522%
Voluntary retirement rate [Abstract]
Actuarial assumption of expected rates of salary increases	3.00%	3.00%	3.60%
Retirement age [Abstract]
Mortality rate	RV - 2014	RV - 2014	RV - 2009
Men [Member]
Voluntary retirement rate [Abstract]
Actuarial assumption voluntary retirement rate	6.49%	6.49%	7.16%
Retirement age [Abstract]
Actuarial assumption of retirement age	65	65	65
Women [Member]
Voluntary retirement rate [Abstract]
Actuarial assumption voluntary retirement rate	6.49%	6.49%	7.16%
Retirement age [Abstract]
Actuarial assumption of retirement age	60	60	60